SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Changes in Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 100
Provision (recovery) for credit losses	165	$ (996)	$ 0
Balance at end of period	200	100
Waldencast plc
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	108	1,552	994
Provision (recovery) for credit losses	165	(996)	558
Write-off of uncollectible accounts, net	(96)	(448)	0
Balance at end of period	$ 177	$ 108	$ 1,552